SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating costs and expenses:
General and administrative expenses	¥ 2,262	$ 321	¥ 2,508	¥ 2,086
Total operating costs and expenses	18,973	2,712	19,050	17,568
Loss from operations	6,819	975	5,200	4,714
Interest income	223	32	210	248
Interest expense	337	48	318	385
Foreign exchange loss	569	81	(272)	90
Other income, net	38	5	51	573
Net income attributable to H World Group Limited	5,080	726	3,048	4,085
Other comprehensive income
Foreign currency translation adjustments	(184)	(26)	28	175
Comprehensive income attributable to H World Group Limited	4,897	700	3,044	4,239
Parent Company
Operating costs and expenses:
General and administrative expenses	438	63	340	154
Total operating costs and expenses	438	63	340	154
Loss from operations	(438)	(63)	(340)	(154)
Interest income	49	7	64	69
Interest expense	127	18	112	122
Foreign exchange loss	(57)	(8)	(23)	(108)
Other income, net	71	10	93	61
(Loss) gain from fair value changes of equity securities, net	(8)	(1)	4	(15)
Income in investment in subsidiaries	5,590	799	3,362	4,354
Net income attributable to H World Group Limited	5,080	726	3,048	4,085
Other comprehensive income
Foreign currency translation adjustments	(183)	(26)	(4)	154
Comprehensive income attributable to H World Group Limited	¥ 4,897	$ 700	¥ 3,044	¥ 4,239